Convertible debt (Details Narrative)			1 Months Ended		6 Months Ended			12 Months Ended
	Feb. 24, 2021 USD ($) $ / shares	Dec. 19, 2020 USD ($) $ / shares	Feb. 28, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares	Feb. 28, 2022 USD ($) $ / shares	Feb. 28, 2022 $ / shares $ / shares	Feb. 28, 2021 USD ($) $ / shares	Aug. 31, 2021 $ / shares	Aug. 31, 2021 $ / shares $ / shares
IfrsStatementLineItems [Line Items]
Convertible debt | $							$ 154,265
Share price | (per share)					$ 2.62	$ 3.32		$ 6.66	$ 8.42
Two Thousand Twenty Series Debentures [Member]
IfrsStatementLineItems [Line Items]
Maturity					mature twenty-four (24) months
Interest rate					5.00%	5.00%
Interest rate, description		The interest rate under the 2020 Series debentures will increase from 5% to 10% per annum on a prospective basis on December 19, 2020
Conversion price		$ 7.50			$ 11.25	$ 11.25
Discount on offering price		15.00%
Warrant exercise price		$ 15.00
Trading price		$ 30.00
Public offering aggregate amount | $		$ 30,000,000
Two Thousand Twenty Series Debentures [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Interest rate		5.00%
Two Thousand Twenty Series Debentures [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Interest rate		10.00%
Two Thousand Twenty Series One Up Debentures [Member]
IfrsStatementLineItems [Line Items]
Conversion price					$ 9.50	9.50
Fair value of convertible debentures | $					$ 3,078,550
Two thousand twenty series standby debentures [Member]
IfrsStatementLineItems [Line Items]
Conversion price				$ 8.90
Fair value of convertible debentures | $				$ 8,000,000
Two thousand twenty series standby debentures [Member] | Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrant exercise price			$ 15.00				$ 15.00
Warrants issued | shares			224,719
Warrants value | $			$ 2,000,000
Warrant exercisable period			2 years
Proceeds from convertible debt | $			$ 2,000,000
Convertible debt | $			1,381,084
Remaining of convertible debentures | $			6,000,000
Two thousand twenty series standby debentures [Member] | Debt Convertible [Member]
IfrsStatementLineItems [Line Items]
Convertible debt | $			$ 618,916
Two thousand twenty series standby debentures [Member] | Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants issued | shares			224,719
Two thousand twenty series standby debentures [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Conversion price				$ 7.50
2020 Series [Member]
IfrsStatementLineItems [Line Items]
Share price					$ 2.62			6.66
Conversion price					8.90	8.90		8.90	$ 8.90
Warrant exercise price
Terms, in years					8 months 21 days			1 year 3 months 3 days	1 year 3 months 3 days
Interest rate					10.00%	10.00%		10.00%	10.00%
Expected volatility					95.00%			90.00%	90.00%
Risk-free interest rate					0.83%			10.00%	10.00%
Expected dividend yield					0.00%			0.00%	0.00%
Amended EB loan [Member]
IfrsStatementLineItems [Line Items]
Conversion price	$ 10.25
Warrant exercise price	$ 15.00
Amended EB loan [Member] | Lender [Member]
IfrsStatementLineItems [Line Items]
Warrant exercisable period	3 years
Proceeds from convertible debt | $	$ 5,000,000
EB CD [Member]
IfrsStatementLineItems [Line Items]
Share price					$ 2.62			$ 6.66
Conversion price					10.25	$ 10.25		10.25	$ 10.25
Warrant exercise price					$ 15.00	$ 15.00		$ 15.00	$ 15.00
Terms, in years					1 year 11 months 26 days			1 year 3 months 3 days	1 year 3 months 3 days
Interest rate					10.00%	10.00%		10.00%	10.00%
Expected volatility					90.00%			90.00%	90.00%
Risk-free interest rate					1.43%			0.30%	0.30%
Expected dividend yield					0.00%			0.00%	0.00%